Explanatory notes to the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2017
Statement of cash flows [abstract]
Disclosure of reconciliation of liabilities arising from financing activities
The following is a reconciliation of liabilities arising from financing activities for the year ended December 31, 2017:

(€ million)
Total Debt at January 1, 2017	€24,048
Derivative (assets)/liabilities and collateral at January 1, 2017	150
Total Liabilities from financing activities at January 1, 2017	€24,198

Cash flows	€(4,470)
Foreign exchange effects	€(1,311)
Fair value changes	€(286)
Changes in scope of consolidation	€(83)
Other changes	€(283)

Total Liabilities from financing activities at December 31, 2017	€17,765
Derivative (assets)/liabilities and collateral at December 31, 2017	(206)
Total Debt at December 31, 2017	€17,971